Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 2,711	$ 5,782
Foreign currency denominated monetary liabilities	768	4,121
Derivatives assets	0	0
Derivatives liabilities	0	0
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	15	12
Foreign currency denominated monetary liabilities	957	206
Derivatives assets	4	0
Derivatives liabilities	0	0
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	170	225
Foreign currency denominated monetary liabilities	1,049	1,263
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	30	9
Foreign currency denominated monetary liabilities	0	0
JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	22	17
Foreign currency denominated monetary liabilities	10	14
HKD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	69	0
Foreign currency denominated monetary liabilities	$ 8	$ 15